Inventory	12 Months Ended
Dec. 31, 2023
Classes of current inventories [abstract]
Inventory
12.
Inventory

As at	December 31, 2023	December 31, 2022
Retail liquor	83,923	82,589
Retail cannabis	19,516	13,373
Millwork	—	276
Harvested cannabis
Raw materials, packaging and components	7,781	4,577
Extracted cannabis & hemp oils	11,989	—
Work-in-progress	995	19,927
Finished goods	4,856	7,040
	129,060	127,782

During the year ended December 31, 2023, inventories of $689.3 million were recognized in cost of sales as an expense (year ended December 31, 2022 — $558.1 million).

During the year ended December 31, 2023, the Company recognized inventory write downs of $30.8 million (year ended December 31, 2022 — $8.9 million), of which $30.6 million (year ended December 31, 2022 — $7.0 million) was recognized as a provision for impaired and obsolete inventory, and $0.2 million (year ended December 31, 2022 — $1.9 million) was included in the change in fair value realized through inventory as the fair value component of the provision for impaired and obsolete inventory.